ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY-
SEPARATE ACCOUNT SIX
P.O. Box 5085                   PEGASUS PATHMAKER VARIABLE ANNUITY
Hartford, Connecticut 06102-5085
Telephone:  1-800-862-6668 (Contract Owners)
            1-800-862-7155 (Investment Representatives)
--------------------------------------------------------------------------------


This Prospectus describes the Pegasus Pathmaker Variable Annuity Contract ("Contract"), a tax deferred variable annuity issued by ITT Hartford Life and Annuity Insurance Company ("Hartford"). On January 1, 1998, Hartford's name will change to Hartford Life and Annuity Insurance Company. Payments for the Contract will be held in the Fixed Account and/or a series of Sub-Accounts of ITT Hartford Life and Annuity Insurance Company Separate Account Six (the "Separate Account").


The following Sub-Accounts are available under the Contracts. Opposite each Sub-Account is the name of the underlying investment for that Sub-Account.

Pegasus Mid-Cap Opportunity Fund        - shares of the Mid-Cap Opportunity
Sub-Account                             Fund of the Pegasus Variable Annuity
                                        Fund ("Pegasus Mid-Cap Fund")

Pegasus Growth Fund Sub-Account         - shares of the Growth Fund of the
                                        Pegasus Variable Annuity Fund
                                        ("Pegasus Growth Fund")

Pegasus Growth and Value Fund           - shares of the Growth and Value Fund
Sub-Account                             of the Pegasus Variable Annuity Fund
                                        ("Pegasus Growth and Value Fund")

Pegasus Intrinsic Value Fund            - shares of the Intrinsic Value Fund
Sub-Account                             of the Pegasus Variable Annuity Fund
                                        ("Pegasus Intrinsic Value Fund")

Pegasus Bond Fund Sub-Account           - shares of the Bond Fund of the
                                        Pegasus Variable Annuity Fund
                                        ("Pegasus Bond Fund")

PCM New Opportunities Fund              - shares of the Putnam VT New
Sub-Account                             Opportunities Fund of Putnam
                                        Variable Trust ("Putnam VT New
                                        Opportunities Fund")

PCM International Growth Fund           - shares of the Putnam VT International
Sub-Account                             Growth Fund of Putnam Variable
                                        Trust ("Putnam VT International Growth
                                        Fund")

PCM Global Growth Fund                  - shares of the Putnam VT Global Growth
Sub-Account                             Fund of Putnam Variable Trust
                                        ("Putnam VT Global Growth Fund")

PCM Global Asset Allocation             - shares of the Putnam VT Global Asset
Sub-Account                             Allocation  Fund of Putnam Variable
                                        Trust ("Putnam VT Global Asset
                                        Allocation Fund")

PCM Growth and Income Fund              - shares of the Putnam VT Growth and
Sub-Account                             Income Fund of Putnam Variable
                                        Trust ("Putnam VT Growth and Income
                                        Fund")

PCM Diversified Income Fund             - shares of the Putnam VT Diversified
Sub-Account                             Income Fund of Putnam Variable
                                        Trust  ("Putnam VT Diversified Income
                                        Fund")

PCM U.S. Government and                 - shares of the Putnam VT U.S.
High Quality Bond Fund Sub-Account      Government and High Quality Bond
                                        Fund of Putnam  Variable Trust
                                        ("Putnam VT U.S. Government and High
                                        Quality Bond Fund")

PCM Money Market Fund                   - shares of the Putnam VT Money Market
Sub-Account                             Fund of Putnam Variable Trust
                                        ("Putnam VT Money Market Fund")



The Pegasus Managed Assets Balanced Fund Sub-Account, which invested in shares of the Managed Assets Balanced Fund of the Pegasus Variable Annuity Fund and the Pegasus Money Market Fund Sub-Account, which invested in shares of the Money Market Fund of the Pegasus Variable Annuity Fund, are closed to new investors and to transfers and additional premium payments from current investors.


This Prospectus sets forth the information concerning the Separate Account and the Fixed Account that investors should know before investing. This Prospectus should be kept for future reference. Additional information about the Separate Account and the Fixed Account has been filed with the Securities and Exchange Commission and is available without charge upon request. To obtain the Statement of Additional Information write or call ITT Hartford Life and Annuity Insurance Company, Attn: Annuity Marketing Services, P.O. Box 5085, Hartford, CT 06102-5085. The Table of Contents for the Statement of Additional Information may be found on page ____ of this Prospectus. The Statement of Additional Information is incorporated by reference into this Prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE

CONTRARY IS A CRIMINAL OFFENSE.


VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY; THEY ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


THIS PROSPECTUS IS ACCOMPANIED BY CURRENT PROSPECTUSES FOR THE PEGASUS VARIABLE ANNUITY FUND AND PUTNAM VARIABLE TRUST AND IS VALID ONLY WHEN SO ACCOMPANIED.



Prospectus Dated:  May 1,  1997
Statement of Additional Information Dated:  May 1,  1997

                                  TABLE OF CONTENTS

                                                                            Page
                                                                            ----

GLOSSARY OF SPECIAL TERMS. . . . .. . . . . . . . . . . . . . . . . . . .

FEE TABLE. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

SUMMARY. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

PERFORMANCE RELATED INFORMATION. . . . . . . . . . . . . . . . . . . . . .

INTRODUCTION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

THE CONTRACT . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

     Right to Cancel Period. . . . . . . . . . . . . . . . . . . . . . . .

THE SEPARATE ACCOUNT . . . . . . . . . . . . . . . . . . . . . . . . . . .

THE FIXED ACCOUNT. . . . . . . . . . . . . . . . . . . . . . . . . . . . .

THE COMPANY. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

THE FUNDS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

OPERATION OF THE CONTRACT/ACCUMULATION/ PERIOD.. . . . . . . . . . . . . .

     Premium Payments. . . . . . . . . . . . . . . . . . . . . . . . . . .

     Value of Accumulation Units . . . . . . . . . . . . . . . . . . . . .

     Value of the Fixed Account. . . . . . . . . . . . . . . . . . . . . .

     Value of the Contract . . . . . . . . . . . . . . . . . . . . . . . .

     Transfers Among Sub-Accounts. . . . . . . . . . . . . . . . . . . . .

     Transfers Between the Fixed Account and the Sub-Accounts. . . . . . .

     Redemption/Surrender of a Contract. . . . . . . . . . . . . . . . . .

DEATH BENEFIT. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

CHARGES UNDER THE CONTRACT.. . . . . . . . . . . . . . . . . . . . . . . .

CONTINGENT DEFERRED SALES CHARGES. . . . . . . . . . . . . . . . . . . . .

     During the First Seven Contract Years . . . . . . . . . . . . . . . .

     After the Seventh Contract Year . . . . . . . . . . . . . . . . . . .

     Mortality and Expense Risk Charge . . . . . . . . . . . . . . . . . .

     Administration and Maintenance Fees . . . . . . . . . . . . . . . . .

     Premium Taxes . . . . . . . . . . . . . . . . . . . . . . . . . . . .

ANNUITY BENEFITS.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .

     Annuity Options . . . . . . . . . . . . . . . . . . . . . . . . . . .

     The Annuity Unit and Valuation. . . . . . . . . . . . . . . . . . . .

     Determination of Payment Amount . . . . . . . . . . . . . . . . . . .

FEDERAL TAX CONSIDERATIONS . . . . . . . . . . . . . . . . . . . . . . . .

     General . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .


     Taxation of Hartford and the Separate Account. . . . . . . . . . . .


     Taxation of Annuities -- General Provisions Affecting
     Purchasers Other Than Qualified Retirement Plans. . . . . . . . . . .

     Federal Income Tax Withholding. . . . . . . . . . . . . . . . . . . .

     General Provisions Affecting Qualified Retirement Plans . . . . . . .

     Annuity Purchases by Nonresident Aliens and Foreign Corporations. . .

GENERAL MATTERS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

     Assignment. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

     Modification. . . . . . . . . . . . . . . . . . . . . . . . . . . . .

     Delay of Payments . . . . . . . . . . . . . . . . . . . . . . . . . .

     Voting Rights . . . . . . . . . . . . . . . . . . . . . . . . . . . .

     Distribution of the Contracts . . . . . . . . . . . . . . . . . . . .

     Other Contracts Offered . . . . . . . . . . . . . . . . . . . . . . .

     Custodian of Separate Account Assets. . . . . . . . . . . . . . . . .

     Legal Proceedings . . . . . . . . . . . . . . . . . . . . . . . . . .

     Legal Counsel . . . . . . . . . . . . . . . . . . . . . . . . . . . .

     Experts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

     Additional Information. . . . . . . . . . . . . . . . . . . . . . . .

APPENDIX I . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION.. . . . . . . . .











                              GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT: An accounting unit of measure used to calculate values before Annuity payments begin.

ANNUAL WITHDRAWAL AMOUNT: The amount which can be withdrawn in any Contract year without surrender charges.

ANNUITANT:  The person or participant upon whose life the Contract is issued.

ANNUITY: A series of payments for life, or for life with a minimum number of payments or a determinable sum guaranteed, or for a joint lifetime and thereafter during the lifetime of the survivor, or for a designated period.

ANNUITY COMMENCEMENT DATE: The date on which Annuity payments are to commence. Under a group unallocated Contract, the date for each participant is determined by the Contract Owner in accordance with the terms of the Plan.

ANNUITY UNIT: An accounting unit of measure used to calculate the value of Annuity payments.

BENEFICIARY: The person(s) who receive Contract Values in the event of the Annuitant's or Contract Owner's death under certain conditions. Under a group unallocated Contract, the person named within the Plan documents/enrollment forms by each Participant entitled to receive benefits as per the terms of the Contract in case of the death of the Participant.

CODE:  The Internal Revenue Code of 1986, as amended.

COMMISSION:  Securities and Exchange Commission.

CONTINGENT ANNUITANT: The person so designated by the Contract Owner, who upon the Annuitant's death, prior to the Annuity Commencement Date, becomes the Annuitant.

CONTRACT ANNIVERSARY:  The anniversary of the Contract Date.

CONTRACT OWNER(S): The owner(s) of the Contract, trustee or other entity, sometimes herein referred to as "you".

CONTRACT VALUE: The aggregate value of any Sub-Account Accumulation Units held under the Contract plus the value of the Fixed Account.

CONTRACT YEAR: A period of 12 months commencing with the Contract Date or any anniversary thereof.

DEATH BENEFIT: The amount payable upon the death of a Contract Owner, Annuitant, or Participant, in the case of group contracts, prior to age 90 and before annuity payments have started.


FIXED ACCOUNT: Part of the General Account of Hartford to which a Contract Owner may allocate all or a portion of his Premium Payment or Contract Value.

FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.


FUNDS: Currently, the portfolios of the Pegasus Variable Annuity Fund and Putnam Variable Trust described on page ___ of this Prospectus.



GENERAL ACCOUNT: The General Account of Hartford which consists of all assets of Hartford other than those allocated to the separate accounts of Hartford.



HARTFORD: ITT Hartford Life and Annuity Insurance Company. On January 1, 1998, ITT Hartford Life and Annuity Insurance Company's name will change to Hartford Life and Annuity Insurance Company.


HOME OFFICE OF THE COMPANY: Currently located at 200 Hopmeadow Street, Simsbury, Connecticut. All correspondence concerning the Contract should be sent to P.O. Box 5085, Hartford, CT 06102-5085, Attn: Individual Annuity Services.

MAXIMUM ANNIVERSARY VALUE : A value used in determining the death benefit. It is based on a series of calculations of Contract Values on Contract Anniversaries, premium payments and partial surrenders, as described on page ___.


NON-QUALIFIED CONTRACT: A Contract which is not classified as a tax-qualified retirement plan using pre-tax dollars under the Internal Revenue Code.


PARTICIPANT: (For Group Unallocated Contracts Only). Any eligible employee of an employer/Contract Owner participating in the Plan.

PLAN: A voluntary Plan of an Employer which qualifies for special tax treatment under a section of the Internal Revenue Code.


PREMIUM PAYMENT: A payment made to Hartford pursuant to the terms of the Contract.


PREMIUM TAX: A tax charged by a state or municipality on Premium Payments or Contract Values.

QUALIFIED CONTRACT: A Contract which qualifies as a tax-qualified retirement plan using pre-tax dollars under the Internal Revenue Code, such as an employer-sponsored Section 401(k) plan or an Individual Retirement Annuity
(IRA).


SEPARATE ACCOUNT: The Hartford separate account entitled "ITT Hartford Life and Annuity Insurance Company - Separate Account Six."


SUB-ACCOUNT: Accounts established within the Separate Account with respect to a Fund.

TERMINATION VALUE: The Contract Value upon termination of the Contract prior to the Annuity Commencement Date, less any applicable Premium Taxes, the Annual Maintenance Fee and any applicable contingent deferred sales charges.

UNALLOCATED CONTRACTS - Contracts issued to employers or such other entities as Contract Owners with no allocation to a specific Participant, as defined herein. The Plans will be responsible for the individual allocations.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets of the Separate Account.

                                      FEE TABLE
                                       SUMMARY

                         CONTRACT OWNER TRANSACTION EXPENSES
                                  (ALL SUB-ACCOUNTS)


Sales Load Imposed on Purchases (as a percentage of premium payments)       None
Exchange Fee . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $0
Deferred Sales Load (as a percentage of amounts withdrawn)
     First Year (1). . . . . . . . . . . . . . . . . . . . . . . . . .      6%
     Second Year . . . . . . . . . . . . . . . . . . . . . . . . . . .      6%
     Third Year. . . . . . . . . . . . . . . . . . . . . . . . . . . .      5%
     Fourth Year . . . . . . . . . . . . . . . . . . . . . . . . . . .      5%
     Fifth Year. . . . . . . . . . . . . . . . . . . . . . . . . . . .      4%
     Sixth Year. . . . . . . . . . . . . . . . . . . . . . . . . . . .      3%
     Seventh Year. . . . . . . . . . . . . . . . . . . . . . . . . . .      2%
     Eighth Year . . . . . . . . . . . . . . . . . . . . . . . . . . .      0%
Annual Contract Fee (2). . . . . . . . . . . . . . . . . . . . . . . .     $30



Annual Expenses-Separate Account
(as percentage of average account value)
     Mortality and Expense Risk. . . . . . . . . . . . . . . . . . . .  1.250%
     Administrative Fees . . . . . . . . . . . . . . . . . . . . . . .  0.150%
                                                                        ------
        Total. . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1.400%



(1)  Length of time from premium payment.
(2) The annual contract fee is a single $30 charge on a Contract. It is deducted proportionally from the investment options in use at the time of the charge. Pursuant to requirements of the 1940 Act, the policy fees have been reflected in the Examples by a method intended to show the "average" impact of the policy fee on an investment in the Separate Account. The Policy Fee is deducted only when the accumulated value is $50,000 or less. In the Example, the annual contract fee is approximated as a 0.08% annual asset charge based on the experience of the Contracts.



                           ANNUAL FUND OPERATING EXPENSES
                           (as a percentage of net assets)

                                                                      Total Fund
                                                 Management   Other    Operating
                                                    Fees    Expenses   Expenses
--------------------------------------------------------------------------------
Pegasus Mid-Cap Opportunity Fund (1)                0.60%     0.25%      0.85%
--------------------------------------------------------------------------------
Pegasus Growth Fund (1)                             0.60%     0.25%      0.85%
--------------------------------------------------------------------------------
Pegasus Growth and Value Fund (1)                   0.60%     0.25%      0.85%
--------------------------------------------------------------------------------
Pegasus Intrinsic Value Fund (1)(2)                 0.60%     0.25%      0.85%
--------------------------------------------------------------------------------
Pegasus Bond Fund (1)(2)                            0.40%     0.25%      0.65%
--------------------------------------------------------------------------------
Pegasus Managed Assets Balanced Fund (1)(3)         0.65%     0.20%      0.85%
--------------------------------------------------------------------------------
Pegasus Money Market Fund (1)(3)                    0.30%     0.20%      0.50%
--------------------------------------------------------------------------------
Putnam VT New Opportunities Fund                    0.63%     0.09%      0.72%
--------------------------------------------------------------------------------

                                                                      Total Fund
                                                 Management   Other    Operating
                                                    Fees    Expenses   Expenses
--------------------------------------------------------------------------------
Putnam VT International Growth Fund                   0.80%     0.18%     0.98%
--------------------------------------------------------------------------------
Putnam VT Global Growth Fund                          0.60%     0.16%     0.76%
--------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund                0.68%     0.15%     0.83%
--------------------------------------------------------------------------------
Putnam VT Growth and Income Fund                      0.49%     0.05%     0.54%
--------------------------------------------------------------------------------
Putnam VT Diversified Income Fund                     0.70%     0.13%     0.83%
--------------------------------------------------------------------------------
Putnam VT U.S. Government and High Quality Bond       0.62%     0.07%     0.69%
Fund
--------------------------------------------------------------------------------
Putnam VT Money Market Fund (4)                       0.45%     0.10%     0.55%
--------------------------------------------------------------------------------


(1) Operating expenses of these Funds of the Pegasus Variable Annuity Fund reflect the management fee schedule that will be in effect for future periods combined with the historic expense levels for the Funds. The Investment Adviser has agreed to waive portions of the management fee in order to keep total Fund operating expenses at the level shown in the table.

(2) These Fund expenses reflect the anticipated expenses for 1997. The Funds had no actual expenses in 1996 because as of December 31, 1996, they had not commenced operations.

(3) These Funds are closed to new investors and to transfers and additional premium payments from current investors effective May 1, 1997

(4) Other expenses for Putnam VT Money Market Fund have been restated to reflect the cost of certain insurance purchased by the Fund. See "Putnam VT Money Market Fund -- Insurance" in the Fund's prospectus. Actual other expenses and total Fund operating expenses were 0.08% and 0.53%, respectively.

EXAMPLE


-----------------------------------------------------------------------------------------------------------------
                        If you surrender your         If you annuitize your
                        Contract at the end of        Contract at the end of the    If you do not surrender
                        the applicable time period,   applicable time period, you   your Contract, you would
                        you would pay the following   would pay the following       pay the following expenses
                        expenses on a $1,000          expenses on a $1,000          on a $1,000 investment,
                        investment, assuming a 5%     investment, assuming a 5%     assuming a 5% annual return
                        annual return on assets:      annual return on assets:      on assets:
-----------------------------------------------------------------------------------------------------------------
Sub-Account             1     3      5      10        1     3      5      10        1     3      5      10
                        year  years  years  years     year  years  years  years     year  years  years  years
-----------------------------------------------------------------------------------------------------------------
Pegasus Mid-Cap           84    124    166    269       23     71    122    261       24     74    126    269
Opportunity Fund
-----------------------------------------------------------------------------------------------------------------
Pegasus Growth Fund       84    124    166    269       23     71    122    261       24     74    126    269
-----------------------------------------------------------------------------------------------------------------
Pegasus Growth and        84    124    166    269       23     71    122    261       24     74    126    269
Value Fund
-----------------------------------------------------------------------------------------------------------------
Pegasus Intrinsic         84    124    166    269       23     71    122    261       24     74    126    269
Value Fund
-----------------------------------------------------------------------------------------------------------------
Pegasus Bond Fund         82    117    155    248       21     65    111    240       22     67    115    248
-----------------------------------------------------------------------------------------------------------------
Pegasus Managed Assets    84    124    166    269       23     71    122    261       24     74    126    269
Balanced Fund (1)
-----------------------------------------------------------------------------------------------------------------
Pegasus Money Market      80    113    148    232       19     60    104    224       20     63    108    232
Fund (1)
-----------------------------------------------------------------------------------------------------------------
PCM New
Opportunities Fund        83    120    159    255       22     67    115    247       23     70    119    255
-----------------------------------------------------------------------------------------------------------------
PCM International
Growth Fund               85    127    171    280       24     74    127    272       25     77    131    280
-----------------------------------------------------------------------------------------------------------------
PCM Global Growth Fund    83    121    161    260       22     68    117    251       23     71    121    260
-----------------------------------------------------------------------------------------------------------------
PCM Global Asset          84    123    165    267       23     70    121    254       24     73    125    267
Allocation Fund
-----------------------------------------------------------------------------------------------------------------
PCM Growth and
Income Fund               80    117    155    247       21     65    111    239       22     67    115    247
-----------------------------------------------------------------------------------------------------------------
PCM Diversified
Income Fund               84    123    165    267       23     70    121    259       24     73    125    267
-----------------------------------------------------------------------------------------------------------------
PCM U.S. Government       82    119    158    252       21     66    113    244       22     69    118    252
and High Quality Bond
Fund
-----------------------------------------------------------------------------------------------------------------
PCM Money Market Fund     81    114    150    238       20     62    106    229       21     64    110    238
-----------------------------------------------------------------------------------------------------------------


(1) These Funds are closed to new investors and to transfers and additional premium payments from current investors.



The purpose of this table is to assist the Contract Owner in understanding various costs and expenses that a Contract Owner will bear directly or indirectly. The table reflects expenses of the Separate Account and underlying Funds. Premium taxes may also be applicable.



This EXAMPLE should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.



                           ACCUMULATION UNIT VALUES
         (For an accumulation unit outstanding throughout the period)

The following information, insofar as it relates to the period ended December 31, 1996, has been examined by Arthur Andersen LLP, independent public accountants, whose report thereon is included in the Statement of Additional information, which is incorporated by reference to this Prospectus. No information is shown with respect to Pegasus Intrinsic Value Fund, Pegasus Bond Fund, PCM New Opportunities Fund, PCM International Growth Fund, PCM Growth and Income Fund, PCM Money Market Fund Sub-Accounts because such Sub-Accounts had not commenced operations as of December 31, 1996.



                                                    YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------
                                                       1996        1995
                                                       ----        ----
PEGASUS MID-CAP OPPORTUNITY FUND SUB-ACCOUNT
Accumulation unit value at beginning of period . .   $  10.983    $ 10.000
Accumulation unit value at end of period . . . . .   $  13.485    $ 10.983
Number accumulation units outstanding at
end of period (in thousands) . . . . . . . . . . .         632    402,309
PEGASUS GROWTH FUND SUB-ACCOUNT
Accumulation unit value at beginning of period . .   $  11.430    $ 10.000
Accumulation unit value at end of period . . . . .   $  13.243    $ 11.430
Number accumulation units outstanding at
end of period (in thousands) . . . . . . . . . . .         821    512,959
PEGASUS GROWTH AND VALUE FUND SUB-ACCOUNT
Accumulation unit value at beginning of period . .   $ 11,700     $ 10.000
Accumulation unit value at end of period . . . . .   $ 13,702     $ 11.700
Number accumulation units outstanding at
end of period (in thousands) . . . . . . . . . . .        577     270,551
PEGASUS MONEY MARKET FUND SUB-ACCOUNT
Accumulation unit value at beginning of period . .   $  1.030     $ 10.000
Accumulation unit value at end of period . . . . .   $  1.066     $  1.030
Number accumulation units outstanding at
end of period (in thousands) . . . . . . . . . . .      1,261     637,117
PEGASUS MANAGED ASSETS BALANCED FUND SUB-ACCOUNT
Accumulation unit value at beginning of period . .   $ 11.422     $ 10.000
Accumulation unit value at end of period . . . . .   $ 12.628     $ 11.422
Number accumulation units outstanding at
end of period (in thousands) . . . . . . . . . . .      1,457     678,687

PCM GLOBAL GROWTH FUND SUB-ACCOUNT
Accumulation unit value at beginning of period . .   $ 11.773     $ 10.000   (a)
Accumulation unit value at end of period . . . . .   $ 13.607     $ 11.773
Number accumulation units outstanding at
end of period (in thousands) . . . . . . . . . . .         37     21,336

PCM GLOBAL ASSET ALLOCATION FUND SUB-ACCOUNT
Accumulation unit value at beginning of period . .   $ 11.692     $ 10.000   (a)
Accumulation unit value at end of period . . . . .   $ 13.330     $ 11.692
Number accumulation units outstanding at
end of period (in thousands) . . . . . . . . . . .       554      332,770
PCM DIVERSIFIED INCOME FUND SUB-ACCOUNT
Accumulation unit value at beginning of period . .   $ 11.184     $ 10.000   (a)
Accumulation unit value at end of period . . . . .   $ 12.000     $ 11.184
Number accumulation units outstanding at
end of period (in thousands) . . . . . . . . . . .       255      91,387
PCM U.S. GOVERNMENT AND HIGH QUALITY
BOND FUND SUB-ACCOUNT
Accumulation unit value at beginning of period . .   $ 11.341     $ 10.000   (a)
Accumulation unit value at end of period . . . . .   $ 11.453     $ 11.341
Number accumulation units outstanding at
end of period (in thousands) . . . . . . . . . . .       215      115,951



(a) Inception date February 15, 1995



                                       SUMMARY

WHAT IS THE CONTRACT AND HOW MAY I PURCHASE ONE?


The Contract offered is a tax deferred Variable Annuity Contract (the "Contract") (see "Taxation of Annuities -- General Provisions Affecting Purchasers Other Than Qualfied Retirement Plans," page _____). Generally, the Contract is purchased by completing an application or an order to purchase a Contract and submitting it, along with the initial Premium Payments, to Hartford for its approval. The minimum initial Premium Payment is $1,000 with a minimum allocation to any Fund of $500. Certain plans may make smaller initial and subsequent periodic premium payments. Subsequent Premium Payments, if made, must be a minimum of $500. Generally, a Contract Owner may exercise the right to cancel the Contract within 10 days of delivery of the Contract by returning the Contract to Hartford at its Home Office. If the Contract Owner exercises the right to cancel, Hartford will return either the Contract Value or the original Premium Payments to the Contract Owner. The duration of the right to cancel period and Hartford's obligation to either return the Contract Value or the original Premium will depend on state law (see "Right to Cancel Period, page _____").


WHO MAY PURCHASE THE CONTRACT?


Any individual or group may purchase the Contract, including any trustee or custodian for a retirement plan which qualifies for special Federal tax treatment under the Internal Revenue Code ("Qualified Contract"). The Contract is also available for IRAs. (See "Federal Tax Considerations" commencing on page _____ and Appendix I commencing on page _____).


WHAT TYPES OF INVESTMENTS ARE AVAILABLE UNDER THE CONTRACT?

The underlying investments for the Contract are shares of the Pegasus Variable Annuity Fund and Putnam Variable Trust, open-end diversified series investment
companies with multiple portfolios ("Funds") as follows:   Pegasus Mid-Cap
Opportunity Fund, Pegasus Growth Fund, Pegasus Growth and Value Fund, Pegasus Intrinsic Value Fund and Pegasus Bond Fund of the Pegasus Variable Annuity Fund; and Putnam VT New Opportunities Fund, Putnam VT International Growth Fund, Putnam VT Global Growth Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Growth and Income Fund, Putnam VT Diversified Income Fund , Putnam VT U.S. Government and High Quality Bond Fund and Putnam VT Money Market Fund of Putnam Variable Trust ; and such other Funds as shall be offered from time to time, and the Fixed Account, or a combination of the Funds and the Fixed Account.
(See "The Funds" commencing on page __ and "The Fixed Account" commencing on page __).



The Pegasus Managed Assets Balanced Fund Sub-Account, which invested in shares of the Managed Assets Balanced Fund of the Pegasus Variable Annuity Fund and the Pegasus Money Market Fund Sub-Account, which invested in shares of the Money Market Fund of the Pegasus Variable Annuity Fund, are closed to new investors and to transfers and additional premium payments from current investors.


WHAT ARE THE CHARGES UNDER THE CONTRACTS?

SALES EXPENSES


There is no deduction for sales expenses from Premium Payments when made. However, a contingent deferred sales charge may be assessed against Contract Value when the Contract is surrendered. (See "Contingent Deferred Sales
Charges" commencing on page     ).


The length of time from receipt of a Premium Payment to the time of surrender determines the contingent deferred sales charge. For this purpose, Premium Payments will be deemed to be surrendered in the order in which they are received and all surrenders will be first from Premium Payments and then from other Contract values. The charge is a percentage of the amount withdrawn (not to exceed the aggregate amount of the Premium Payments made). The charge is as follows:



                                         Length of Time
                            Charge    from Premium Payment
                            ------    --------------------
                                       (Number of Years)

                             6%             1
                             6%             2
                             5%             3
                             5%             4

                             4%             5
                             3%             6
                             2%             7
                             0%             8 or more


No contingent deferred sales charge will be assessed in the event of death of the Annuitant or Contract Owner, or upon the exercise of the withdrawal privilege or if Contract Value is applied to an Annuity option provided for under the Contract (except that a surrender out of Annuity Option Four will be subject to a contingent deferred sales charge where applicable). (See "Contingent Deferred Sales Charges" commencing on page _______.)



FREE WITHDRAWAL PRIVILEGE.



Withdrawals of up to 10% per Contract Year, on a noncumulative basis, of the Premium Payments made to a Contract may be made without the imposition of the contingent deferred sales charge during the first seven contract years. (See "Contingent Deferred Sales Charges" commencing on page _____). Certain plans or programs may have different withdrawal privileges.


MORTALITY AND EXPENSE RISKS


For assuming the mortality and expense risks under the Contract, Hartford will impose a 1.25% per annum charge against Contract Value held in the Sub-Accounts, (see "Mortality and Expense Risk Charge," page _____).


ANNUAL ADMINISTRATION AND MAINTENANCE FEE


The Contract provides for administration and Contract maintenance charges. For administration, the charge is 0.15% per annum against Contract Value held in the Separate Account. For Contract maintenance, the charge is $30 annually. (See "Administration and Maintenance Fees," page _____). Contracts with a Contract Value of $50,000 or more at time of Contract Anniversary will not be assessed this charge. Hartford reserves the right to waive the maintenance fee under certain circumstances.


PREMIUM TAXES


A deduction will be made for Premium Taxes for a Contract sold in certain states. (See "Premium Taxes," page _____.)


CHARGES BY THE FUNDS


The Funds are subject to certain fees, charges and expenses. (See the Prospectuses for the Pegasus Variable Annuity Fund and Putnam Variable Trust accompanying this Prospectus.)

CAN I GET MY MONEY IF I NEED IT?


Subject to any applicable charges, the Contract may be surrendered, or portions of the value of such Contract may be withdrawn, at any time prior to the Annuity Commencement Date. However, if less than $500 remains in a Contract as a result of a withdrawal, Hartford may terminate the Contract in its entirety. (See "Redemption/Surrender of a Contract," page ____; see also "Federal Tax Considerations" commencing on page ____ for a discussion of federal tax consequences, including a 10% penalty tax that may apply upon surrender or withdrawal.)


DOES THE CONTRACT PAY ANY DEATH BENEFITS?

A Death Benefit is provided in the event of death of the Annuitant or Contract Owner or Joint Contract Owner before Annuity payments have commenced. (See "Death Benefit," page ____.)

WHAT ARE THE AVAILABLE ANNUITY OPTIONS UNDER THE CONTRACT?


There are four available Annuity options under the Contract (See "Annuity Options" on page ____.) The Annuity Commencement Date may not be deferred beyond the Annuitant's 90th birthday (85th birthday in some states, 100th birthday if sold as a charitable remainder trust). If a Contract Owner does not elect otherwise, the Contract Value less applicable premium taxes will be applied on the Annuity Commencement Date under the second option to provide a life annuity with 120 monthly payments certain.


DOES THE CONTRACT OWNER HAVE ANY VOTING RIGHTS UNDER THE CONTRACT?


Contract Owners will have the right to vote on matters affecting an underlying Fund to the extent that proxies are solicited by such Fund. If a Contract Owner does not vote, Hartford shall vote such interests in the same proportion as shares of the Fund for which instructions have been received by Hartford. (See "Voting Rights," page ____.)


                           PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.


Each Fund may include its total return in advertisements or other sales material. When a Sub-Account advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period).


The Pegasus Bond Fund, PCM Diversified Income Fund, PCM Global Asset Allocation Fund, PCM Growth and Income Fund and PCM U.S. Government and High Quality Bond Fund Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure reflects the recurring charges at the Separate Account level including the Contract maintenance fee.



The PCM Money Market Fund Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield reflects the recurring charges at the Separate Account level including the Contract maintenance fee.


Total return at the Separate Account level includes all Contract charges: sales charges, mortality and expense risk charges, and the Contract maintenance fee, and is therefore lower than total return at the Fund level, with no comparable charges. Likewise, yield at the Separate Account level includes all recurring charges (except sales charges), and is therefore lower than yield at the Fund level, with no comparable charges.


Hartford may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-advantaged and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.


                                     INTRODUCTION


This Prospectus has been designed to provide you with the necessary information to make a decision on purchasing a tax deferred Variable Annuity contract offered by Hartford and funded by the Fixed Account and/or the Funds offered through the Separate Account. Please read the Glossary of Special Terms on pages _____ and _____
prior to reading this Prospectus to familiarize yourself with the terms being used.

                                     THE CONTRACT



The Pegasus Pathmaker Variable Annuity is a tax deferred Variable Annuity contract (the "Contract"). Payments for the Contract will be held in the Fixed Account and/or a Sub-Account of the Separate Account. Initially there are no deductions from your Premium Payments (except for Premium Taxes, if applicable) so your entire Premium Payment is put to work in the investment Sub-Account(s) of your choice or the Fixed Account. Each Sub-Account invests in a different Fund with its own distinct investment objectives. You pick the Sub-Account(s) with the investment objectives that meet your needs. You may select one or more Sub-Accounts and/or the Fixed Account and determine the percentage of your Premium Payment that is put into a Sub-Account or the Fixed Account. You may also transfer assets among the Sub-Accounts and the Fixed Account so that your investment program meets your specific needs over time. There are minimum requirements for investing in each Sub-Account and the Fixed Account which are described later in this Prospectus. In addition, there are certain other limitations on withdrawals and transfers of amounts in the Sub-Accounts and the Fixed Account as described in this Prospectus. See "Charges Under the Contract" for a description of the charges for redeeming a Contract and other charges made under the Contract.



Generally, the Contract contains the four Annuity Options described later in this Prospectus. Options 2 and 4 are available with respect to Tax Qualified Plans only if the guaranteed payment period is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy shall be computed on the basis of the mortality table prescribed by the IRS, or if none is prescribed, the mortality table then in use by Hartford.


The Contract Owner may select an Annuity Commencement Date and an Annuity option which may be on a fixed or variable basis, or a combination thereof. The Annuity Commencement Date may not be deferred beyond the Annuitant's 90th birthday in most states except Pennsylvania where the Annuity Commencement Date may not be deferred beyond the Annuitant's 85th birthday.

The Annuity Commencement Date and/or the Annuity option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which payments are scheduled to begin. If you do not elect otherwise, payments will begin at the Annuitant's age 90 under Option 2 with 120 monthly payments certain (Option 1 for contracts issued in Texas).


After the Annuity Commencement Date, unless otherwise specified, Contract Values held in the Sub-Accounts will be applied to provide a Variable Annuity based on the pro rata amount in the various Sub-Accounts. Fixed Account Contract Values will be applied to provide a Fixed Annuity. Variable Annuity payments will vary in accordance with the investment performance of the Sub-Accounts you have selected. The Contract allows the Contract Owner to change the Sub-Accounts on which Variable Annuity payments are based after payments have commenced once every three (3) months. Any Fixed Annuity allocation may not be changed.


The Contract offered under this Prospectus may be purchased by any individual ("Non-Qualified Contract") or by an individual, trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Internal Revenue Code; annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Internal Revenue Code; Individual Retirement Annuities adopted according to Section 408 of the Internal Revenue Code; employee pension plans established for employees by a state, a political subdivision of a state, or an agency or instrumentality of either a state or a political subdivision of a state, and certain eligible deferred compensation plans as defined in Section 457 of the Internal Revenue Code ("Qualified Contracts").

RIGHT TO CANCEL PERIOD


If you are not satisfied with your purchase you may cancel the Contract by returning it within ten days (or longer in some states) of the date you received it. A written request for cancellation must accompany the Contract. In such event, Hartford will, without deduction for any charges normally assessed thereunder, pay you an amount equal to the sum of (i) the difference between the Premium Payment and the amounts allocated to the Sub-Account(s) and/or the Fixed Account under the Contract and (ii) the Contract Value on the date of surrender attributable to the amounts so allocated. You bear only the investment risk during the period prior to the Company's receipt of request for cancellation. Hartford will refund the premium paid only for individual retirement annuities (if returned within seven days of receipt) and in those states where required by law.


                                 THE SEPARATE ACCOUNT


The Separate Account was established on October 28, 1994, in accordance with authorization by the Board of Directors of Hartford. It is the Separate Account in which Hartford sets aside and invests the assets attributable to Variable Annuity contracts, including the contracts sold through this Prospectus. Although the Separate Account is an integral part of Hartford, it is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not, however, involve supervision by the Commission of the management or the investment practices or policies of the Separate Account or Hartford. The Separate Account meets the definition of "separate account" under Federal Securities law.



Under Connecticut law, the assets of the Separate Account attributable to the Contract offered through this Prospectus are held for the benefit of the owners of, and the persons entitled to payments under, those Contracts. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account, are, in accordance with the Contract, credited to or charged against the Separate Account. Also, the assets in the Separate Account are not chargeable with liabilities arising out of any other business Hartford may conduct. So Contract Value allocated to the Sub-Accounts will not be affected by the rate of return of Hartford's General Account, nor by the investment performance of any of Hartford's other separate accounts. However, the obligations arising under the Contract are general obligations of Hartford.



Your investment in the Separate Account is allocated to one or more Sub-Accounts as per your specifications. Each Sub-Account is invested exclusively in the shares of one Fund. Net Premium Payments and proceeds of transfers between Funds are applied to purchase shares in the appropriate Fund at net asset value determined as of the end of the Valuation Period during which the payments were received or the transfer made. All distributions from the Funds are reinvested at net asset value. The value of your investment will therefore vary in accordance with the net income and the market value of the portfolios of the Funds. During the Variable Annuity payout period, both your Annuity payments and reserve values will vary in accordance with these factors.



Hartford does not guarantee the investment results of the Funds or any of the underlying investments. There is no assurance that the value of a Contract during the years prior to retirement or the aggregate amount of the Variable Annuity payments will equal the total of Premium Payments made under the Contract. Since each Fund has different investment objectives and policies, each is subject to different risks. These risks are more fully described in the accompanying Prospectuses for the Pegasus Variable Annuity Fund and Putnam Variable Trust.



Hartford reserves the right, subject to compliance with the law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur only if shares of the Fund(s) become unavailable or if there are changes in applicable law or interpretations of law. Current law requires notification to you of any such substitution and approval of the Commission.



THE SEPARATE ACCOUNT MAY BE SUBJECT TO LIABILITIES ARISING FROM A SUB-ACCOUNT OF THE SEPARATE ACCOUNT WHOSE ASSETS ARE ATTRIBUTABLE TO OTHER VARIABLE ANNUITY CONTRACTS OR VARIABLE LIFE INSURANCE POLICIES OFFERED BY THE SEPARATE ACCOUNT WHICH ARE NOT DESCRIBED IN THIS PROSPECTUS.


                                  THE FIXED ACCOUNT


THAT PORTION OF THE CONTRACT RELATING TO THE FIXED ACCOUNT IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY INTERESTS THEREIN ARE SUBJECT

TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE DISCLOSURE REGARDING THE FIXED ACCOUNT HAS NOT BEEN REVIEWED BY THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCOUNT MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.



Premium Payments and Contract Value allocated to the Fixed Account become a part of the general assets of Hartford. Hartford invests the assets of the General Account in accordance with applicable laws governing investments of insurance company General Accounts.



Currently, Hartford guarantees that it will credit interest at a rate of not less than 3% per year, compounded annually, to amounts allocated to the Fixed Account under the Contract. However, Hartford reserves the right to change the rate according to state insurance law. Hartford may credit interest at a rate in excess of 3% per year; however, Hartford is not obligated to credit any interest in excess of 3% per year. There is no specific formula for the determination of excess interest credit. Some of the factors that the Company may consider in determining whether to credit excess interest to amounts allocated to the Fixed Account and the amount thereof, are general economic trends, rates of return currently available and anticipated on the Company's investments, regulatory and tax requirements and competitive factors.


ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 3% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY. THE OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

                                     THE COMPANY


ITT Hartford Life and Annuity Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and
the District of Columbia, except New York.   On January 1, 1998, Hartford's name
will change to Hartford Life and Annuity Insurance Company. Hartford was originally incorporated under the laws of Wisconsin on January 9, 1956, and was subsequently redomiciled to Connecticut. Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is a subsidiary of Hartford Fire Insurance Company, one of the largest multiple lines insurance carriers in the United States. Hartford is ultimately owned by ITT Hartford Group, Inc., a Delaware corporation.
Subject to shareholder approval, on May 2, 1997, ITT Hartford Group Inc. will change its name to The Hartford Financial Services Group, Inc.

Hartford is rated A+ (superior) by A.M. Best and Company, Inc., on the basis of
its financial soundness and operating performance.   Hartford is rated  AA by
Standard & Poor's and AA+ by Duff and Phelps on the basis of its claims paying ability. These ratings do not apply to the investment performance of the Sub-Accounts of the Separate Account. The ratings apply to Hartford's ability to meet its insurance obligations , including those described in this Prospectus.


                                      THE FUNDS


The underlying investments for the Contracts are shares of the Pegasus Variable Annuity Fund and Putnam Variable Trust, open-end diversified series investment companies with multiple portfolios. Each Fund and its investment objective is
described below.   Hartford reserves the right, subject to compliance with the law, to offer additional portfolios with differing investment objectives. The Funds may not be available in all states.



PEGASUS MID-CAP OPPORTUNITY FUND



Seeks long-term capital appreciation. Pegasus Mid-Cap Opportunity Fund seeks to achieve this objective by investing primarily in equity securities of companies with intermediate market capitalizations.



PEGASUS GROWTH FUND



Seeks long-term capital appreciation. Pegasus Growth Fund seeks to achieve this objective by investing primarily in equity securities of domestic issuers believed by its investment adviser to have above-average growth characteristics.



PEGASUS GROWTH AND VALUE FUND



Seeks long-term capital growth, with income a secondary consideration. Pegasus Growth and Value Fund seeks to achieve this objective by investing primarily in equity securities of larger companies that are attractively priced relative to their growth potential.



PEGASUS INTRINSIC VALUE FUND



Seeks to provide long-term capital appreciation. In seeking to achieve its objective, this Fund will invest primarily in equity securities believed by its investment adviser to represent a value or potential worth which is not fully recognized by prevailing market prices.



PEGASUS BOND FUND



Seeks to maximize total rate of return by investing predominantly in intermediate and long-term debt securities.



PEGASUS MANAGED ASSETS BALANCED FUND



Seeks long-term total return through a combination of capital appreciation and current income. The Managed Assets Balanced Fund follows an asset allocation strategy by investing in equity securities, debt securities and cash equivalents. This Fund is closed to new investors and transfers and new premium payments from current investors.



PEGASUS MONEY MARKET FUND



Seeks to provide a high level of current income consistent with the preservation of capital and liquidity. Pegasus Money Market Fund seeks to achieve this objective by investing in high quality money market instruments. This Fund is closed to new investors and transfers and additional premium payments from current investors.



PUTNAM VT NEW OPPORTUNITIES FUND



Seeks long-term capital appreciation by investing principally in common stocks of companies in sectors of the economy which Putnam Investment Management, Inc. ("Putnam Management") believes possess above-average long-term growth potential.



PUTNAM VT INTERNATIONAL GROWTH FUND



Seeks capital appreciation by investing primarily in equity securities of companies located in a country other than the United States.



PUTNAM VT GLOBAL GROWTH FUND



Seeks capital appreciation through a globally diversified portfolio of common stocks.



PUTNAM VT GLOBAL ASSET ALLOCATION FUND



Seeks a high level of long-term total return consistent with preservation of capital by investing in U.S. equities, international equities, U.S. fixed income securities, and international fixed income securities.



PUTNAM VT GROWTH AND INCOME FUND



Seeks capital growth and current income by investing primarily in common stocks that offer potential for capital growth, current income or both.



PUTNAM VT DIVERSIFIED INCOME FUND



Seeks high current income consistent with capital preservation by investing in the following three sectors of the fixed income securities markets: a U.S. Government Sector, a High Yield Sector (which invests primarily in securities commonly known as "junk bonds"), and an International Sector. See the special considerations for investments in high yield securities described in the Fund prospectus.



PUTNAM VT U.S. GOVERNMENT AND HIGH QUALITY BOND FUND



Seeks current income consistent with preservation of capital by investing primarily in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities and in other debt obligations rated at least A by a nationally recognized securities rating agency such as Standard & Poor's or Moody's Investor Services, Inc. or, if not rated, determined by Putnam Management to be of comparable quality.



PUTNAM VT MONEY MARKET FUND



Seeks to achieve as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity by investing in high-quality money market instruments.



The Funds are available only to serve as the underlying investment for Variable Annuity contracts. A full description of the Funds, their investment objectives, policies and restrictions, risks, charges and expenses and other aspects of their operation is contained in the accompanying prospectuses for the Pegasus Variable Annuity Fund and Putnam Variable Trust, which should be read in conjunction with this Prospectus before investing. Not all funds described in the Putnam Variable Trust Prospectus are AVAILABLE IN THIS CONTRACT. Statements of Additional Information may also be ordered, without charge, from the Pegasus Variable Annuity Fund and Putnam Variable Trust.



The Funds are generally managed in styles similar to the funds of other open-end investment companies which are managed by the same investment advisers and whose shares are generally offered to the public. These other funds may, however, employ different investment practices and may invest in securities different from those in which their counterpart Funds invest, and consequently will not have identical portfolios or experience identical investment results.



First Chicago NBD Investment Management Company ("FCNIMCO"), located at Three First National Plaza, Chicago, Illinois 60670, is the investment adviser to Pegasus Variable Annuity Fund. FCNIMCO is a wholly-owned subsidiary of The First National Bank of Chicago, which, in turn, is a wholly-owned subsidiary of First Chicago NBD Corporation, a registered bank holding company . Included among FCNIMCO's accounts are pension and profit-sharing funds for major corporations and state and local governments, commingled trust funds and a variety of institutional and personal advisory accounts, estates and trusts. FCNIMCO also acts as investment adviser for other registered investment companies and investment company portfolios.

Putnam Management, One Post Office Square, Boston, MA, 02109, serves as the investment manager for the Funds of Putnam Variable Trust. An affiliate, The Putnam Advisory Company, Inc., manages domestic and foreign institutional accounts and mutual funds. Another affiliate, Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary policies. Putnam Management and its affiliates are wholly-owned subsidiaries of Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.



Subject to the general oversight of the Trustees of Putnam Variable Trust, Putnam Management manages the Funds of Putnam Variable Trust in accordance with their stated investment objectives and policies, makes investment decisions for the Funds, places orders to purchase and sell securities on behalf of the Funds, and administers the affairs of the Funds. For its services, the Funds of Putnam Variable Trust pay Putnam Management a quarterly fee. See the accompanying Putnam Variable Trust Prospectus for a more complete description of Putnam Management and the respective fees of the Putnam Funds.


                    OPERATION OF THE CONTRACT/ACCUMULATION PERIOD

PREMIUM PAYMENTS


The balance of the initial Premium Payment remaining after the deduction of any applicable Premium Tax is credited to your Contract within two business days of receipt of a properly completed application or an order to purchase a Contract and the initial Premium Payment by Hartford at its Home Office, P.O. Box 5085, Hartford, CT 06102-5085. It will be credited to the Sub-Account(s) and/or the Fixed Account in accordance with your election. If the application or other information is incomplete when received, the balance of each initial Premium Payment, after deduction of any applicable Premium Tax, will be credited to the Sub-Account(s) or the Fixed Account within five business days of receipt or the entire Premium Payment will be immediately returned unless you have been informed of the delay and request that the Premium Payment not be returned.




Subsequent Premium Payments are priced on the Valuation Day received by Hartford in its Home Office or other designated administrative office.


The number of Accumulation Units in each Sub-Account to be credited to a Contract will be determined by dividing the portion of the Premium Payment being credited to each Sub-Account by the value of an Accumulation Unit in that Sub-Account on that date.

The minimum initial Premium Payment is $1,000. Subsequent Premium Payments, if made, must be a minimum of $500. Certain plans may make smaller initial and subsequent periodic payments. Each Premium Payment may be split among the various Sub-Accounts and the Fixed Account subject to minimum amounts then in effect.

VALUE OF ACCUMULATION UNITS

The Accumulation Unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the Accumulation Unit value of the particular Sub-Account on the preceding Valuation Day by a "Net Investment Factor" for that Sub-Account for the Valuation Period then ended. The "Net Investment Factor" for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividends or capital gains distributed by that Fund if the ex-dividend date occurs in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period and subtracting from that amount the amount of any mortality and expense risk and administration charges assessed during the Valuation Period then ending. You should refer to the Fund Prospectus which accompanies this Prospectus for a description of how the assets of each Fund are valued since each determination has a direct bearing on the Accumulation Unit value of the Sub-Account and therefore the value of a Contract. The Accumulation Unit value is affected by the performance of the Fund(s), expenses and deduction of the charges described in this Prospectus.

The shares of the Fund are valued at net asset value on each Valuation Day. A description of the valuation methods used in valuing Fund shares may be found in the accompanying Prospectus of the Fund.

VALUE OF THE FIXED ACCOUNT


Hartford will determine the value of the Fixed Account by crediting interest to amounts allocated to the Fixed Account. The minimum Fixed Account interest rate
is 3%, compounded annually.   Hartford may credit a lower minimum interest rate
according to state law.   Hartford also may credit interest at rates greater
than the minimum Fixed Account interest rate.


VALUE OF THE CONTRACT


The value of the Sub-Account investments under your Contract at any time prior to the commencement of Annuity payments can be determined by multiplying the total number of Accumulation Units credited to your Contract in each Sub-Account by the then current Accumulation Unit values for the applicable Sub-Account.
The value of the Fixed Account under your Contract will be the amount allocated to the Fixed Account plus interest credited. You will be advised at least semi-annually of the number of Accumulation Units credited to each Sub-Account, the current Accumulation Unit values, the Fixed Account Value, and the total value of your Contract.

TRANSFERS AMONG SUB-ACCOUNTS


You may transfer the values of your Sub-Account allocations from one or more Sub-Accounts to another free of charge. However, Hartford reserves the right to limit the number of transfers to twelve (12) per Contract Year, with no two
(2) transfers occurring on consecutive Valuation Days. Transfers by telephone may be made by a Contract Owner or by the attorney-in-fact pursuant to a power of attorney by calling (800) 862-6668 or by the agent of record by calling (800) 862-7155. Telephone transfers may not be permitted by some states for their residents who purchase variable annuities.



The policy of Hartford and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. Hartford will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, Hartford may be liable for any losses due to unauthorized or fraudulent instructions.
The procedures Hartford follows for transactions initiated by telephone include requirements that callers provide certain information for identification purposes. All transfer instructions by telephone are tape recorded.



Hartford may permit the Contract Owner to preauthorize transfers between the Sub-Accounts and the Fixed Account under certain circumstances. Transfers between the Sub-Accounts may be made both before and after Annuity payments commence (limited to once a quarter) provided that the minimum allocation to any Sub-Account may not be less than $500. No minimum balance is presently required in any Sub-Account.



The right to reallocate Contract Values between the Sub-Accounts is subject to modification if Hartford determines, in its sole discretion, that the exercise of that right by one or more Contract Owners is, or would be, to the disadvantage of other Contract Owners. Any modification could be applied to transfers to or from some or all of the Sub-Accounts and could include, but not be limited to, the requirement of a minimum time period between each transfer, not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one Contract Owner, or limiting the dollar amount that may be transferred between the Sub-Accounts and the Fixed Account by a Contract Owner at any one time. Such restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which is considered by Hartford to be to the disadvantage of other Contract Owners.


TRANSFERS BETWEEN THE FIXED ACCOUNT AND THE SUB-ACCOUNTS


Subject to the restrictions set forth above, transfers from the Fixed Account into a Sub-Account may be made at any time during the Contract Year. The maximum amount which may be transferred from the Fixed Account during any Contract Year is the greater of 30% of the Fixed Account balance as of the last Contract Anniversary or the greatest amount of any prior transfer from the Fixed Account. If Hartford permits preauthorized transfers from the Fixed Account to the Sub-Accounts, this restriction is inapplicable. However, if any interest rate is renewed at a rate at least one percentage point less than the previous rate, the Contract Owner may elect to transfer up to 100% of the Funds receiving the reduced rate within sixty days of notification of the interest rate decrease. Generally, transfers may not be made from any Sub-Account into the Fixed Account for the six-month period following any transfer from the Fixed Account into one or more of the Sub-Accounts. Hartford reserves the right to modify the limitations on transfers from the Fixed Account and to defer transfers from the Fixed Account for up to six months from the date of request.


REDEMPTION/SURRENDER OF A CONTRACT

At any time prior to the Annuity Commencement Date, you have the right, subject to any IRS provisions applicable thereto, to surrender the value of the Contract in whole or in part. Surrenders are not permitted after Annuity payments commence EXCEPT that a full surrender is allowed when payments for a designated period (Option 4) are selected as the Annuity option.

FULL SURRENDERS.


At any time prior to the Annuity Commencement Date (and after the Annuity Commencement Date with respect to values applied to Option 4), the Contract Owner has the right to terminate the Contract. In such event, the Termination Value of the Contract may be taken in the form of a lump sum cash settlement. The Termination Value of the Contract is equal to the Contract Value less any applicable Premium Taxes, the Contract Maintenance Fee, if applicable, and any applicable contingent deferred sales charges. The Termination Value may be more or less than the amount of the Premium Payments made to a Contract.


PARTIAL SURRENDERS.


The Contract Owner may make a partial surrender of Contract Values at any time prior to the Annuity Commencement Date so long as the amount surrendered is at least equal to the minimum amount rules then in effect. Currently, there is no minimum amount rule in effect. However, Hartford may institute minimum amount rules at some future time. Additionally, if the remaining Contract Value following a surrender is less than $500 (and, for Texas contracts, there were no Premium Payments made during the preceding two contract years), Hartford may terminate the Contract and pay the Termination Value.



Certain plans or programs may have different withdrawal privileges.   Hartford
may permit the Contract Owner to preauthorize partial surrenders subject to certain limitations then in effect.

THERE ARE CERTAIN RESTRICTIONS ON SECTION 403(B) TAX SHELTERED ANNUITIES. AS OF DECEMBER 31, 1988, ALL SECTION 403(B) ANNUITIES HAVE LIMITS ON FULL AND PARTIAL SURRENDERS. CONTRIBUTIONS TO THE CONTRACT MADE AFTER DECEMBER 31, 1988 AND ANY INCREASES IN CASH VALUE AFTER DECEMBER 31, 1988 MAY NOT BE DISTRIBUTED UNLESS THE CONTRACT OWNER/EMPLOYEE HAS A) ATTAINED AGE 59-1/2, B) TERMINATED EMPLOYMENT, C) DIED, D) BECOME DISABLED OR E) EXPERIENCED FINANCIAL HARDSHIP.

DISTRIBUTIONS DUE TO FINANCIAL HARDSHIP OR SEPARATION FROM SERVICE MAY STILL BE SUBJECT TO A PENALTY TAX OF 10%.


HARTFORD WILL NOT ASSUME ANY RESPONSIBILITY IN DETERMINING WHETHER A WITHDRAWAL IS PERMISSIBLE, WITH OR WITHOUT TAX PENALTY, IN ANY PARTICULAR SITUATION; OR IN MONITORING WITHDRAWAL REQUESTS REGARDING PRE OR POST JANUARY 1, 1989 ACCOUNT VALUES.


ANY SUCH FULL OR PARTIAL SURRENDER DESCRIBED ABOVE MAY RESULT IN ADVERSE TAX CONSEQUENCES TO THE CONTRACT OWNER. THE CONTRACT OWNER, THEREFORE, SHOULD CONSULT WITH HIS TAX ADVISER BEFORE UNDERTAKING ANY SUCH SURRENDER. (SEE "FEDERAL TAX CONSIDERATIONS" COMMENCING ON PAGE ____.)


Payment on any request for a full or partial surrender from the Sub-Accounts and/or the Fixed Account will be made as soon as possible and in any event no later than seven days after the written request is received by Hartford at its Home Office, Attn: Individual Annuity Services, P.O. Box 5085, Hartford, CT
06102-5085.   Hartford may defer payment of any amounts from the Fixed Account for up to six months from the date of the request for surrender. If Hartford defers payment for more than 30 days, Hartford will pay interest of at least 3% per annum on the amount deferred. In requesting a partial withdrawal you should specify the Fixed Account and/or the Sub-Account(s) from which the partial withdrawal is to be taken. Otherwise, such withdrawal and any applicable contingent deferred sales charges will be effected on a pro rata basis according to the value in the Fixed Account and each Sub-Account under a Contract. Within this context, the contingent deferred sales charges are taken from the Premium Payments in the order in which they were received: from the earliest Premium Payments to the latest Premium Payments. (See "Contingent Deferred Sales Charges," page ____.)


                                    DEATH BENEFIT


The Contracts provide that in the event the Annuitant dies before the Annuity Commencement Date, the Contingent Annuitant will become the Annuitant. If the Annuitant dies before the Annuity Commencement Date and there is no designated

Contingent Annuitant, or the Contingent Annuitant predeceases the Annuitant, or if any Contract Owner dies before the Annuity Commencement Date, the Beneficiary as determined under the Contract Control Provisions will receive the Death Benefit as determined on the date of receipt of due proof of death by Hartford in its Home Office. With regard to Joint Contract Owners, after the death of a Joint Contract Owner prior to the Annuity Commencement Date, the Beneficiary will be the surviving Contract Owner notwithstanding that the beneficiary designation may be different.




GUARANTEED DEATH BENEFIT



If, upon death prior to the Annuity Commencement Date, the Annuitant or Contract Owner, as applicable, had not attained his 90th birthday, the Beneficiary will receive the greatest of (a) the Contract Value determined as of the day written proof of death of such person is received by Hartford, or (b) 100% of the total Premium Payments made to such Contract, reduced by any prior surrenders, or (c) the Maximum Anniversary Value immediately preceding the date of death. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from the following:



As of receipt of due proof of death, Hartford will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's attained age 81. The Anniversary Value is equal to the Contract Value on a Contract Anniversary, increased by the dollar amount of any premium payment made since that anniversary and reduced by the dollar amount of any partial surrenders since that anniversary.


If the deceased, the Annuitant or Contract Owner, as applicable, had attained age 90, then the Death Benefit will equal the Contract Value.


PAYMENT OF DEATH BENEFIT



Death Benefit proceeds will remain invested in the Separate Account in accordance with the allocation instructions given by the Contract Owner until the proceeds are paid or Hartford receives new instruction from the Beneficiary. The Death Benefit may be taken in one sum, payable within 7 days after the date Due Proof of Death is received, or under any of the settlement options then being offered by the Company provided, however, that: (a) in the event of the death of any Contract Owner prior to the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after the death of the Contract Owner and (b) in the event of the death of any Contract Owner or Annuitant which occurs on or after the Annuity Commencement Date, any remaining interest in the Contract will be paid at least as rapidly as under the method of distribution in effect at the time of death, or, if the benefit is payable over a period not extending beyond the life expectancy of the Beneficiary or over the life of the Beneficiary, such distribution must commence within one year of the date of death. The proceeds due on the death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. However, in the event of the Contract Owner's death where the sole Beneficiary is the spouse of the Contract

Owner and the Annuitant or Contingent Annuitant is living, such spouse may elect, in lieu of receiving the death benefit, to be treated as the Contract Owner. The Contract Value and the Maximum Anniversary Value of the Contract will be unaffected by treating the spouse as the Contract Owner.


If the Contract is owned by a corporation or other non-individual, the Death Benefit payable upon the death of the Annuitant prior to the Annuity Commencement Date will be payable only as one sum or under the same settlement options and in the same manner as if an individual Contract Owner died on the date of the Annuitant's death.

There may be postponement in the payment of Death Benefits whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.


GROUP UNALLOCATED CONTRACTS



For Group Unallocated Contracts Hartford requires that detailed accounting of cumulative purchase payments, cumulative gross surrenders, and current Contract Value attached to each Plan Participant be submitted on an annual basis by the Contract Owner. Failure to submit accurate data satisfactory to Hartford will give Hartford the right to terminate this extension of benefits.


                              CHARGES UNDER THE CONTRACT

CONTINGENT DEFERRED SALES CHARGES

There is no deduction for sales expenses from Premium Payments when made. However, a contingent deferred sales charge may be assessed against Contract Values when they are surrendered.

The length of time from receipt of a Premium Payment to the time of surrender determines the contingent deferred sales charge. Premium payments will be deemed to be surrendered in the order in which they were received.


A Contract Owner who chooses to surrender a Contract in full who has not yet withdrawn the Annual Withdrawal Amount during the current Contract Year (as described at page __ below under the sub-heading "Payments Not Subject to Sales Charges") may, depending upon the amount of investment gain experienced under the Contract, reduce the amount of any contingent deferred sales charge paid by first withdrawing the Annual Withdrawal Amount and then requesting a full surrender of the Contract. Currently, regardless of whether a Contract Owner first requests a partial withdrawal of the Annual Withdrawal Amount, upon receiving a request for a full surrender of a Contract, Hartford assesses any applicable contingent deferred sales charge against the surrender proceeds representing the lesser of: (1) aggregate Premium Payments under the Contract not previously withdrawn; and (2) the Contract Value, less the Annual Withdrawal Amount available at the time of the full surrender, less the Annual Maintenance Fee.


DURING THE FIRST SEVEN CONTRACT YEARS

During the first seven contract years, all surrenders will be first from Premium Payments and then from other Contract Values. If an amount equal to all premium payments has been surrendered, a contingent deferred sales charge will not be assessed against the surrender of the remaining Contract Value.

AFTER THE SEVENTH CONTRACT YEAR

After the seventh contract year, all surrenders will first be from earnings and then from premium payments. A contingent deferred sales charge will not be assessed against the surrender of earnings. If an amount equal to all earnings has been surrendered, a contingent deferred sales charge will not be assessed against premium payments received more than seven years prior to surrender, but will be assessed against premium payments received less than seven years prior to surrender. The charge is a percentage of the amount withdrawn (not to exceed the aggregate amount of the Premium Payments made) and equals:

               Charge                Length of Time From Premium Payment
               ------                -----------------------------------
                                      (Number of Years)
                 6%                                    1
                 6%                                    2
                 5%                                    3
                 5%                                    4
                 4%                                    5
                 3%                                    6
                 2%                                    7
                 0%                                    8 or more


The contingent deferred sales charges are used to cover expenses relating to the sale and distribution of the Contracts, including commissions paid to any distribution organization and its sales personnel, the cost of preparing sales literature and other promotional activities. To the extent that these charges do not cover such distribution expenses, the expenses will be borne by Hartford from its general assets, including surplus. The surplus might include profits resulting from unused mortality and expense risk charges.



During the first seven Contract Years, on a non-cumulative basis, a Contract Owner may make a partial surrender of Contract Values of up to 10% of the aggregate Premium Payments made to the contract (as determined on the date of the requested withdrawal) without the application of the contingent deferred sales charge. After the seventh Contract year, the Contract Owner may make a partial surrender of 10% of premium payments made during the seven years prior to the surrender and 100% of the Contract Value less the premium payments made during the seven years prior to the surrender. The amount which can be withdrawn in any Contract Year prior to incurring surrender charges is the "Annual Withdrawal Amount." An Extended Withdrawal Privilege rider allows an Annuitant who attains age 70 1/2 under a Qualified Plan to withdraw an amount in excess of the Annual Withdrawal Amount to comply with IRS minimum distribution rules.



The contingent deferred sales charges which cover expenses relating to the sale and distribution of the Contracts may be reduced for certain sales of the Contracts under circumstances which may result in savings of such sales and distribution expenses. Therefore, the contingent deferred sales charges may be reduced if the Contracts are sold to certain employee and professional groups. In addition, there may be other circumstances of which Hartford is not presently aware which could result in reduced sales or distribution expenses. Reductions in these charges will not be unfairly discriminatory against any Contract Owner.



Hartford may offer certain employer sponsored savings plans in its discretion reduced fees and charges including, but not limited to, the contingent deferred sales charges, the mortality and expense risk charge and the maintenance fee for certain sales under circumstances which may result in savings of certain costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.


MORTALITY AND EXPENSE RISK CHARGE


Although Variable Annuity payments made under the Contracts will vary in accordance with the investment performance of the Fund shares held in the Sub-Account(s), the payments will not be affected by (a) Hartford's actual mortality experience among Annuitants before or after the Annuity Commencement Date or (b) Hartford's actual expenses, if greater than the deductions provided for in the Contracts because of the expense and mortality undertakings by Hartford.



For assuming these risks under the Contracts, Hartford will make a daily charge at the rate of 1.25% per annum against all Contract Values held in the Sub-Accounts during the life of the Contract, including the payout period, (estimated at .90% for mortality and .35% for expense).



The mortality undertaking provided by Hartford under the Contracts, assuming the selection of one of the forms of life Annuities, is to make monthly Annuity payments (determined in accordance with the 1983a Individual Annuity Mortality Table and other provisions contained in the Contract) to Annuitants regardless of how long an Annuitant may live, and regardless of how long all Annuitants as
a group may live.   Hartford also assumes the liability for payment of a minimum
Death Benefit under the Contract.

The mortality undertakings are based on Hartford's determination of expected mortality rates among all Annuitants. If actual experience among Annuitants during the Annuity payment period deviates from Hartford's actuarial determination of expected mortality rates among



Annuitants because, as a group, their longevity is longer than anticipated, Hartford must provide amounts from its general funds to fulfill its Contract
obligations.   Hartford will bear the loss in such a situation.  Also, in the event of the death of an Annuitant or Contract Owner prior to age 85 or the commencement of Annuity payments, whichever is earlier, Hartford can, in periods of declining value, experience a loss resulting from the assumption of the mortality risk relative to the minimum Death Benefit.



In providing an expense undertaking, Hartford assumes the risk that the contingent deferred sales charges and the Administration and Maintenance Fees for maintaining the Contracts prior to the Annuity Commencement Date may be insufficient to cover the actual cost of providing such items.


ADMINISTRATION AND MAINTENANCE FEES


Hartford will deduct certain fees from Contract Values to reimburse it for expenses relating to the administration and maintenance of the Contract and the Fixed Account. For Contract maintenance, Hartford will deduct an annual fee of $30 on each Contract Anniversary on or before the Annuity Commencement Date.
The deduction will be made pro rata according to the value in each Sub-Account and the Fixed Account under a Contract. If during a Contract Year the Contract is surrendered for its full value, Hartford will deduct the Contract Maintenance Fee at the time of such surrender. For administration, Hartford makes a daily charge at the rate of .15% per annum against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.


The types of expenses incurred by the Separate Account include, but are not limited to, expenses of issuing the Contract and expenses for confirmations, Contract quarterly statements, processing of transfers and surrenders, responding to Contract Holder inquiries, reconciling and depositing cash receipts, calculation and monitoring daily Sub-Account unit values, Separate Account reporting, including semiannual and annual reports and mailing and tabulation of shareholder proxy solicitations.


You should refer to the Prospectuses for the Pegasus Variable Annuity Fund and Putnam Variable Trust for a description of deductions and expenses paid out of the assets of the respective Funds.

PREMIUM TAXES


A deduction is also made for Premium Tax, if applicable, imposed by a state or other governmental entity. Certain states impose a Premium Tax, currently ranging up to 3.5%. Some states assess the tax at the time purchase payments
are made; others assess the tax at the time of annuitization.   Hartford will
pay Premium Taxes at the time imposed under applicable law. At its sole discretion, Hartford may deduct Premium Taxes at the time the taxes are paid, the Contract is surrendered, or the Contract annuitizes.


                                   ANNUITY BENEFITS


You select an Annuity Commencement Date and an Annuity option which may be on a fixed or variable basis, or a combination thereof. The Annuity Commencement Date will not be deferred beyond the Annuitant's 90th birthday (85th birthday in some states, 100th birthday if sold as a charitable remainder trust). The Annuity Commencement Date and/or the Annuity option may be changed from time to time, but any change must be at least 30 days prior to the date on which Annuity payments are scheduled to begin. The contract allows the Contract Owner to change the Sub-Accounts on which variable payments are based after payments have commenced once every three (3) months. Any Fixed Annuity allocation may not be changed.


ANNUITY OPTIONS


The contract contains the four optional Annuity forms described below. Options 2 and 4 are available to Qualified Plans only if the guaranteed payment period is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy shall be computed on the basis of the mortality table prescribed by the IRS, or if none is prescribed, the mortality table then in use by Hartford. With respect to Non-Qualified Contracts, if you do not elect otherwise, payments in most states will automatically begin at the Annuitant's age 90 (with the exception of states that do not allow deferral past age 85) under Option 2 with 120 monthly payments certain. For Qualified Contracts and contracts issued in Texas, if you do not elect otherwise, payments will begin automatically at the Annuitant's age 90 under Option 1 to provide a life Annuity.


Under any of the Annuity options excluding Options 4 and 5, no surrenders are permitted after Annuity payments commence. Only full surrenders are allowed out of Option 4 and any such surrender will be subject to contingent deferred sales charges, if applicable. Full or partial withdrawals may be made from Option 5 at any time and contingent deferred sales charges will not be applied.

Option 1:  Life Annuity

A life Annuity is an Annuity payable during the lifetime of the Annuitant and terminating with the last payment preceding the death of the Annuitant. This option offers the largest payment amount of any of the life Annuity options since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

It would be possible under this option for an Annuitant to receive only one Annuity payment if he died prior to the due date of the second Annuity payment, two if he died before the date of the third Annuity payment, etc.

Option 2:  Life Annuity with 120, 180 or 240 Monthly Payments Certain

This Annuity option is an Annuity payable monthly during the lifetime of an Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then the present value as of the date of the Annuitant's death, of any remaining guaranteed payments will be paid in one sum to the Beneficiary or Beneficiaries designated unless other provisions have been made and approved by the company. If the Annuitant was also the Contract Owner, any method of distribution must provide that any amount payable as a death benefit will be distributed at least as rapidly as under the method of distribution in effect at the Contract Owner's death.

Option 3:  Joint and Last Survivor Annuity


An Annuity payable monthly during the joint lifetime of the Annuitant and a designated second person, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the death of the survivor. Based on the options currently offered by Hartford, the Annuitant may elect that the payment to the survivor be less than the payment made during the joint lifetime of the Annuitant and a designated second person.


It would be possible under this option for an Annuitant and designated second person to receive only one payment in the event of the common or simultaneous death of the parties prior to the due date for the second payment and so on.



Option 4:  Payments for a Designated Period


An amount payable monthly for the number of years selected which may be from 5 to 30 years. Under this option, you may, at any time, surrender the contract and receive, within seven days, the Termination Value of the Contract as determined by Hartford.


In the event of the Annuitant's death prior to the end of the designated period, the present value as of the date of the Annuitant's death, of any remaining guaranteed payments will be paid in one sum to the Beneficiary or Beneficiaries designated unless other provisions have been made and approved by the Company. If the Annuitant was also the Contract Owner, any method of distribution must provide that any amount payable as a death benefit will be distributed at least as rapidly as under the method of distribution in effect at the Contract Owner's death.

Option 4 is an option that does not involve life contingencies and thus no mortality guarantee. Charges made for the mortality undertaking under the contracts thus provide no real benefit to a Contract Owner.


Option 5:  Death Benefit Remaining with Hartford



Proceeds from the Death Benefit left with Hartford for a period not to exceed five years from the date of the Contract Owner's death prior to the Annuity Commencement Date. These proceeds will remain in the Sub-Account(s) to which they were allocated at the time of death unless the Beneficiary elects to reallocate them. Full or partial withdrawals may be made at any time. In the event of withdrawals, the remaining value will equal the Contract Value of the proceeds left with Hartford, minus any withdrawals.



Hartford may offer other annuity options from time to time.


THE ANNUITY UNIT AND VALUATION

The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the net investment factor (See "Valuation of Accumulation Units," commencing on page ____) for the day for which the Annuity Unit value is being calculated and (2) a factor to neutralize the assumed investment rate of 5.00% per annum discussed below.

DETERMINATION OF PAYMENT AMOUNT

When Annuity payments are to commence, the value of the Contract is determined as the sum of the value of the Fixed Account no earlier than the close of business on the fifth Valuation Day preceding the date the first Annuity payment is due plus the product of the value of the Accumulation Unit of each Sub-Account on that same day, and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.

The Contract contains tables indicating the minimum dollar amount of the first monthly payment under the optional forms of Annuity for each $1,000 of value of a Sub-Account under a Contract. The first monthly payment varies according to the form and type of Annuity selected. The Contract contains Annuity tables derived from the 1983a Individual Annuity Mortality Table with ages set back one year and with an assumed investment rate ("A.I.R.") of 3% per annum for the Fixed Annuity and 5% per annum for the Variable Annuity.

The total first monthly Variable Annuity payment is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the Contracts.


Fixed Annuity payments are determined at annuitization by multiplying the values allocated to the Fixed Account (less applicable Premium Taxes) by a rate to be determined by Hartford which is no less than the rate specified in the Annuity tables in the Contract. The Annuity payment will remain level for the duration of the Annuity.


The amount of the first monthly Variable Annuity payment, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account no earlier than the close of business on the fifth Valuation Day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity payment period, and in each subsequent month the dollar amount of the Variable Annuity payment is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

THE A.I.R. ASSUMED IN THE MORTALITY TABLES WOULD PRODUCE LEVEL VARIABLE ANNUITY PAYMENTS IF THE INVESTMENT RATE REMAINED CONSTANT. IN FACT, PAYMENTS WILL VARY UP OR DOWN AS THE INVESTMENT RATE VARIES UP OR DOWN FROM THE A.I.R.

The Annuity Unit value used in calculating the amount of the Variable Annuity payments will be based on an Annuity Unit value determined as of the close of business on a day no earlier than the fifth Valuation Day preceding the date of the Annuity payment.

                              FEDERAL TAX CONSIDERATIONS


What are some of the federal tax consequences which affect these Contracts?


A. GENERAL

SINCE THE TAX LAW IS COMPLEX AND SINCE TAX CONSEQUENCES WILL VARY ACCORDING TO THE ACTUAL STATUS OF THE CONTRACT OWNER INVOLVED AND THE TYPE OF PLAN UNDER WHICH THE CONTRACT IS PURCHASED, LEGAL AND TAX ADVICE MAY BE NEEDED BY A PERSON, TRUSTEE, OR OTHER ENTITY CONTEMPLATING THE PURCHASE OF A CONTRACT DESCRIBED HEREIN.


It should be understood that any detailed description of the federal income tax consequences regarding the purchase of these Contracts cannot be made in this Prospectus and that special tax rules may be applicable with respect to certain purchase situations not discussed herein. In addition, no attempt is made here to consider any applicable state or other tax laws. For detailed information, a qualified tax adviser should always be consulted. The discussion here and in Appendix I commencing on page ____ is based on Hartford's understanding of existing federal income tax laws as they are currently interpreted.



B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT



The Separate Account is taxed as part of Hartford which is taxed as a life insurance company in accordance with the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "Value of Accumulation Units" commencing on page ____). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.


No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS


Section 72 of the Code governs the taxation of annuities in general.



     1. NON-NATURAL PERSONS, CORPORATIONS, ETC. Section 72 contains provisions for Contract Owners which are non-natural persons. Non-natural persons include corporations, trusts, and partnerships. The annual net increase in the value of the Contract is currently includable in the gross income of a non-natural person unless the non-natural person holds the Contract as an agent for a natural person. There is an exception from current inclusion for certain annuities held by structured settlement companies, certain annuities held by an employer with respect to a terminated qualified retirement plan, and certain immediate annuities. A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.


          If the Contract Owner is not an individual, the primary Annuitant shall be treated as the Contract Owner for purposes of making distributions which are required to be made upon the death of the Contract Owner. If there is a change in the primary Annuitant, such change shall be treated as the death of the Contract Owner.

     2. OTHER CONTRACT OWNERS (NATURAL PERSONS). A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

          The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

          a.   DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

               i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

               ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

               iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c., below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

               iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

               v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

          b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE. Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

               i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

               ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

               iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

          c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS. Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new
               Contract for this purpose.    Hartford believes that for any
               annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this Prospectus, there are no regulations interpreting this provision.


          d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.


               i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to 10% of the portion of the amount includable in gross income, unless an exception applies.


               ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):

                     1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

                     2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

                     3. Distributions attributable to a recipient's becoming disabled.

                     4. A distribution that is part of a scheduled series of substantially equal periodic payments for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's Beneficiary).

                     5. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).


          e.   SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A
               TAX-FREE

               EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED
               PRIOR TO AUGUST 14, 1982.    If the Contract was obtained by a
               tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come (1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract," and (4) last from the remaining "investment in
               the contract."   As a result, to the extent that such amount
               received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income., In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph 3.


          f.   REQUIRED DISTRIBUTIONS

               i.    Death of Contract Owner or Primary Annuitant

                     Subject to the alternative election or spouse beneficiary provisions in ii. or iii., below:

                     1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;


                     2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within five years after such death; and


                     3. If the Contract Owner is not an individual, then for purposes of 1. or 2., above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

               ii.   Alternative Election to Satisfy Distribution Requirements

                     If any portion of the interest of a Contract Owner described in i., above, is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. The election and payments must begin within a year of the death.

               iii.  Spouse Beneficiary

                     If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i., above.


     3. DIVERSIFICATION REQUIREMENTS. Section 817 of the Code provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified in accordance with regulations prescribed by the Treasury Department. If a Contract is not treated as an annuity contract, the Contract Owner will be subject to income tax on the annual increases in cash value.

          The Treasury Department has issued diversification regulations which generally require, among other things, that no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In addition, in the case of government securities, each government agency or instrumentality shall be treated as a separate issuer.

          A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the Contract Owner must agree to pay the tax due for the period during which the diversification requirements were not met.


          Hartford monitors the diversification of investments in the separate accounts and tests for diversification as required by the Code. Hartford intends to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.


     4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT. In order for a variable annuity contract to qualify for tax deferral, assets in the segregated asset accounts supporting the variable contract must be considered to be owned by the insurance company and not by the variable contract owner. The Internal Revenue Service ("IRS") has issued several rulings which discuss investor control. The IRS has ruled that incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.


          Further, in the explanation to the temporary Section 817 diversification regulations, the Treasury Department noted that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract." The final regulations issued under Section 817 do not provide guidance regarding investor control, and as of the date of this Prospectus, no other such guidance has been issued. Further, Hartford does not know if or in what form such guidance will be issued. In addition, although regulations are generally issued with prospective effect, it is possible that regulations may be issued with retroactive effect. Due to the lack of specific guidance regarding the issue of investor control, there is necessarily some uncertainty regarding whether a Contract Owner could
          be considered the owner of the assets for tax purposes.   Hartford
          reserves the right to modify the contracts, as necessary, to prevent Contract Owners from being considered the owners of the assets in the separate accounts.


D.   FEDERAL INCOME TAX WITHHOLDING


     The portion of a distribution which is taxable income to the recipient will be subject to federal income tax withholding, pursuant to Section 3405 of the Code. The application of this provision is summarized below:



     1. NON-PERIODIC DISTRIBUTIONS. The portion of a non-periodic distribution which constitutes taxable income will be subject to federal income tax withholding unless the recipient elects not to have taxes withheld. If an election not to have taxes withheld is not provided, 10% of the taxable distribution will be withheld as federal income tax. Election forms will be provided at the time distributions are requested. If the necessary election forms are not submitted to Hartford, Hartford will automatically withhold 10% of the taxable distribution.



     2. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR). The portion of a periodic distribution which constitutes taxable income will be subject to federal income tax withholding as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested.


E.   GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS


          The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I, commencing on page ____, for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.


F.  ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS


  The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.


                                   GENERAL MATTERS

ASSIGNMENT

Ownership of a Contract described herein is generally assignable. However, if the Contracts are issued pursuant to some form of Qualified Plan, it is possible that the ownership of the Contracts may not be transferred or assigned depending on the type of qualified retirement plan involved. An assignment of a Non-Qualified Contract may subject the assignment proceeds to income taxes and certain penalty taxes. (See "Taxation of Annuities in General - Non-Tax Qualified Purchasers," page ____.)

MODIFICATION

Hartford reserves the right to modify the Contract, but only if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which Hartford is subject; or (ii) is necessary to assure continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or annuity Contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s) or (iv) provides additional Separate Account options or (v) withdraws Separate Account options. In the event of any such modification Hartford will provide notice to
the Contract Owner or to the payee(s) during the Annuity period.   Hartford may
also make appropriate endorsement in the Contract to reflect such modification.


DELAY OF PAYMENTS

There may be postponement of a surrender payment or death benefit whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Commission; (b) the Commission permits postponement and so orders; or (c) the Commission determines that an emergency exists making valuation or disposal of securities not reasonably practicable.

VOTING RIGHTS


Hartford is the legal owner of all Fund shares held in the Separate Account. As the owner, Hartford has the right to vote at the Funds' shareholder meetings. However, to the extent required by federal securities laws or regulations, Hartford will:


          1. Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner, and

          2. Vote shares attributable to a Contract for which no voting instructions are received in the same proportion as shares for which instructions are received.


If any federal securities laws or regulations, or their present interpretation change to permit Hartford to vote Fund shares in its own right, Hartford may elect to do so.



Hartford will notify you of any Fund shareholders' meeting if the shares held
for your account may be voted at such meetings.   Hartford will also send proxy
materials and a form of instruction by means of which you can instruct Hartford with respect to the voting of the Fund shares held for your account.



In connection with the voting of Fund shares held by it, Hartford will arrange for the handling and tallying of voting instructions received from Contract Owners. Hartford as such, shall have no right, except as hereinafter provided, to vote any Fund shares held by it hereunder which may be registered in its name or the names of its nominees. Hartford will, however, vote the Fund shares held by it in accordance with the instructions received from the Contract Owners for whose accounts the Fund shares are held. If a Contract Owner desires to attend any meeting at which shares held for the Contract Owner's benefit may be voted, the Contract Owner may request Hartford to furnish a proxy or otherwise arrange for the exercise of voting rights with respect to the Fund shares held for such Contract Owner's account. In the event that the Contract Owner gives no instructions or leaves the manner of voting discretionary, Hartford will vote such shares of the appropriate Fund in the same proportion as shares of that Fund for which instructions have been received. During the Annuity period under a Contract the number of votes will decrease as the assets held to Fund Annuity benefits decrease.


DISTRIBUTION OF THE CONTRACTS

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is a wholly-owned subsidiary of Hartford Life Insurance Company. HSD is registered with the Commission under the Securities and Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").


The securities will be sold by insurance and variable annuity agents of Hartford who are registered representatives of independent Broker-Dealers who have entered into distribution agreements with HSD. These Broker-Dealers are registered with the Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and are members of NASD.



Commissions will be paid by Hartford and will not be more than 6% of Premium Payments.



From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.


OTHER CONTRACTS OFFERED

In addition to the Contracts described in this Prospectus, it is contemplated that other forms of group or individual Variable Annuities may be sold providing benefits which vary in accordance with the investment experience of the Separate Account.

CUSTODIAN OF SEPARATE ACCOUNT ASSETS


The assets of the Separate Account are held by Hartford under a safekeeping arrangement.


LEGAL PROCEEDINGS


There are no legal proceedings to which the Separate Account is a party .


LEGAL COUNSEL

Counsel with respect to Federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Lynda Godkin, Esquire, General Counsel and Secretary, Hartford Life Insurance Companies, P.O. Box 2999, Hartford, Connecticut 06104-2999.


EXPERTS


The audited financial statements included in this prospectus and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to said report on the statutory-basis financial statements of ITT Hartford Life and Annuity Insurance Company which states the statutory-basis financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, not presented in accordance with generally accepted accounting principles. Reference is made to said report on the statutory-basis financial statements of ITT Hartford Life and Annuity Insurance Company (the Depositor), which includes an explanatory paragraph with respect to the change in valuation method in determining aggregate reserves for future benefits in 1994, as discussed in Note 1 of Notes to Statutory Financial Statements. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.


ADDITIONAL INFORMATION

Inquiries will be answered by calling your representative or by writing:

                  ITT Hartford Life and Annuity Insurance Company
                  Attn:  Individual Annuity Services
                  P.O. Box 5085
                  Hartford, CT 06102-5085
                  Telephone: (800) 862-6668 (Contract Owners)
                           (800) 862-7155 (Investment Representatives)

                                      APPENDIX I

                      INFORMATION REGARDING TAX-QUALIFIED PLANS



     The tax rules applicable to tax qualified contract owners, including restrictions on contributions and distributions, taxation of distributions, and tax penalties, vary according to the type of plan as well as the terms and conditions of the plan itself. Various tax penalties may apply to contributions in excess of specified limits, to distributions in excess of specified limits, distributions which do not satisfy certain requirements and certain other transactions with respect to qualified plans. Accordingly, this summary provides only general information about the tax rules associated with use of the Contract by a qualified plan. Contract owners, plan participants, and beneficiaries are cautioned that the rights and benefits of any person to benefits are controlled by the terms and conditions of the plan regardless of the terms and conditions of the Contract. Some qualified plans are subject to distribution and other requirements which are not incorporated into Hartford's administrative procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Because of the complexity of these rules, owners, participants and beneficiaries are encouraged to consult their own tax advisers as to specific tax consequences.


A.   QUALIFIED PENSION PLANS

     Provisions of the Code permit eligible employers to establish pension or profit sharing plans (described in Section 401(a) and 401(k), if applicable, and exempt from taxation under Section 501(a) of the Code), and Simplified Employee Pension Plans (described in Section 408(k)). Such plans are subject to limitations on the amount that may be contributed, the persons who may be eligible and the time when distributions must commence. Corporate employers intending to use these contracts in connection with such plans should seek competent advice.

B.   TAX SHELTERED ANNUITIES UNDER SECTION 403(b)

     Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, exclude such contributions from gross income. Generally, such contributions may not exceed the lesser of $9,500 or 20% of the employees "includable compensation" for his most recent full year of employment, subject to other adjustments. Special provisions may allow some employees to elect a different overall limitation.

     Tax-sheltered annuity programs under Section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT unless such distribution is made:


     (1)  after the participating employee attains age 59 1/2;
     (2)  upon separation from service;
     (3)  upon death or disability; or
     (4)  in the case of hardship.


     The above restrictions apply to distributions of employee contributions made after December 31, 1988, earnings on those contributions, and earnings on amounts attributable to employee contributions held as of December 31, 1988. They do not apply to distributions of any employer or other after-tax contributions, employee contributions made on or before December 31, 1988, and earnings credited to employee contributions before December 31, 1988.

C.   DEFERRED COMPENSATION PLANS UNDER SECTION 457


     Employees and independent contractors performing services for such employers may contribute on a before tax basis to the Deferred Compensation Plan of their employer in accordance with the employer's plan and Section 457 of the Code. Section 457 places limitations on contributions to Deferred Compensation Plans maintained by a State ("State" means a State, a political sub-division of a State, and an agency or instrumentality of a State or political sub-division of a State) or other tax-exempt organization. Generally, the limitation is 33 1/3% of includable compensation (typically 25% of gross compensation) or $7,500 (indexed), whichever is less. The plan may also provide for additional "catch-up" deferrals during the three taxable years ending before a Participant attains normal retirement age.



     An employee electing to participate in a Deferred Compensation Plan should understand that his or her rights and benefits are governed strictly by the terms of the plan and that the employer is the legal owner of any contract issued with respect to the plan . The employer, as owner of the contract(s), retains all voting and redemption rights which may accrue to the contract(s) issued with respect to the plan. The participating employee should look to the terms of his or her plan for any charges in regard to participating therein other than those disclosed in this Prospectus. Participants should also be aware that effective August 20, 1996, the Small Business Job Protection Act of 1996 requires that all assets and income of an eligible Deferred Compensation Plan established by a governmental employer which is a State, a political subdivision of a State, or any agency or instrumentality of a State or political subdivision of a State, must be held in trust (or under certain specified annuity contracts or custodial accounts) for the exclusive benefit of Participants and their Beneficiaries. Special transition rules apply to such governmental Deferred Compensation Plans already in existence on August 20, 1996, and provide that such plans need not establish a trust before January 1, 1999. However, this requirement does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) organization and such amounts will be subject to the claims of such tax-exempt employer's general creditors.



     In general, distributions from a Section 457 Deferred Compensation Plan are prohibited unless made after the participating employee attains the age specified in the plan, separates from service, dies, or suffers an unforeseeable financial emergency. Present federal tax law does not allow tax-free transfers or rollovers for amounts accumulated in a Section 457 plan except for transfers to other Section 457 plans in limited cases.


D.   INDIVIDUAL RETIREMENT ANNUITIES UNDER SECTION 408

     Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("IRAs"). IRAs are subject to limitations on the amount that may be contributed, the contributions that may be deducted from taxable income, the persons who may be eligible and the time when distributions may commence. Also, distributions from certain qualified plans may be "rolled-over" on a tax-deferred basis into an IRA.

E.   TAX PENALTIES

     Distributions from retirement plans are generally taxed under Section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution which bears the same ratio as the after-tax contributions bear to the expected return.

     1.   PREMATURE DISTRIBUTION


          Distributions from a qualified plan before the Participant attains age 59 1/2 are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty does not apply to distributions made after the employee's death, on account of disability, for eligible medical expenses and distributions in the form of a life annuity and, except in the case of an IRA, certain distributions after separation from service at or after age 55 . A life annuity is defined as a scheduled series of substantially equal periodic payments for the life or life expectancy of the Participant (or the joint lives or life expectancies of the Participant and Beneficiary).


     2.   MINIMUM DISTRIBUTION TAX

          If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% tax on the amount that was not properly distributed.


          An individual's interest in a retirement plan must generally be distributed, or begin to be distributed, not later than April 1 of the calendar year following the later of (i) the calendar year in which the individual attains age 70 1/2 or (ii) the calendar year in which the individual retires from service with the employer sponsoring the plan ("required beginning date"). However, the required beginning date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2. The entire interest of the Participant must be distributed beginning no later than this required beginning date over a period which may not extend beyond a maximum of the life expectancy of the Participant and a designated Beneficiary. Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.



          If an individual dies before reaching his or her required beginning date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated Beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the Beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.


          If an individual dies after reaching his or her required beginning date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

     3.   EXCESS DISTRIBUTION TAX


          If the aggregate distributions from all IRAs and certain other qualified plans in a calendar year exceed the greater of (i) $150,000, or (ii) $112,500 as indexed for inflation, a penalty tax of 15% is generally imposed on the excess portion of the distribution.


     4.   WITHHOLDING

          Periodic distributions from a qualified plan lasting for a period of ten or more years are generally subject to voluntary income tax withholding. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.
          Otherwise, the amount withheld on such distributions is determined at the rate applicable to wages as if the recipient were married claiming three exemptions.


          Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient may elect not to have withholding apply.

          Nonperiodic distributions from other qualified plans are generally subject to mandatory income tax withholding at the flat rate of 20% unless such distributions are:

          (1)  the non-taxable portion of the distribution;
          (2)  required minimum distributions;
          (3)  eligible rollover distributions.

          Eligible rollover distributions are direct payments to an IRA or to another qualified employer plan.


          In general, distributions from plans described in Section 457 of the Code are subject to regular wage withholding rules.

THIS FORM MUST BE COMPLETED FOR ALL TAX SHELTERED ANNUITIES.


                        SECTION 403(b)(11) ACKNOWLEDGMENT FORM


The Hartford Variable Annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1989 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

     a.   attained age 59-1/2
     b.   terminated employment
     c.   died, or
     d.   become disabled.

Distributions of post December 31, 1988 contributions may also be made if you have experienced a financial hardship.

Also, there may be a 10% penalty tax for distributions made because of financial hardship or separation from service.

Also, please be aware that your 403(b) Plan may also offer other financial alternatives other than the Hartford Variable Annuity. Please refer to your Plan.

Please complete the following and return to:

     ITT Hartford Life and Annuity Insurance Company
     Individual Annuity Services
     P.O. Box 5085
     Hartford, CT 06102-5085

----------------------------------------------------


Name of Contract Owner/Participant
Address
City or Plan/School District
Date:

                                 TABLE OF CONTENTS TO
                         STATEMENT OF ADDITIONAL INFORMATION


Section                                                              Page No.
-------                                                              --------

INTRODUCTION . . . . . . . . . . . . . . . . . . . . . . . . . . .

DESCRIPTION OF ITT HARTFORD LIFE AND
  ANNUITY INSURANCE COMPANY. . . . . . . . . . . . . . . . . . . .

SAFEKEEPING OF ASSETS. . . . . . . . . . . . . . . . . . . . . . .

INDEPENDENT PUBLIC ACCOUNTANTS . . . . . . . . . . . . . . . . . .

DISTRIBUTION OF CONTRACTS. . . . . . . . . . . . . . . . . . . . .

ANNUITY/PAYOUT PERIOD  . . . . . . . . . . . . . . . . . . . . . .

   Annuity Payments. . . . . . . . . . . . . . . . . . . . . . . .

   The Annuity Unit and Valuation  . . . . . . . . . . . . . . . .

   Determination of Payment Amount . . . . . . . . . . . . . . . .

CALCULATION OF YIELD AND RETURN. . . . . . . . . . . . . . . . . .

PERFORMANCE COMPARISONS. . . . . . . . . . . . . . . . . . . . . .

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . .

                         ------------------------------------


To Obtain a Statement of Additional Information, please complete the form below and mail to:

                  ITT Hartford Life and Annuity Insurance Company
                  Attn:  Individual Annuity Services
                  P.O. Box 5085
                  Hartford, CT 06102-5085


Please send a Statement of Additional Information for Separate Account Six to me at the following address:


--------------------------------------
Name

--------------------------------------
Street

-------------------------------------------
City/State                            Zip Code

                         ------------------------------------